PROVISION FOR PENSION PLAN	12 Months Ended
Dec. 31, 2017
Postemployment Benefits [Abstract]
PROVISION FOR PENSION PLAN

22.     PROVISION FOR PENSION PLAN

(a)	Pension funds

The Company and its subsidiaries sponsor retirement benefit plans for their employees, provided that they elect to be part of such plan. The table below shows the existing pension plans at December 31, 2017.

Benefit plans	Sponsors	Manager
TCSPREV	Oi, Oi Móvel, BrT Multimídia and Oi Internet	FATL
BrTPREV	Oi, Oi Móvel, BrT Multimídia and Oi Internet	FATL
TelemarPrev	Oi, TMAR, Oi Móvel and Oi Internet	FATL
PBS-Telemar	Telemar	FATL
PAMEC	Oi	Oi
PBS-A	Telemar and Oi	Sistel
PBS-TNCP	Oi Móvel	Sistel
CELPREV	Oi Móvel	Sistel
PAMA	Oi and Telemar	Sistel

Sistel – Fundação Sistel de Seguridade Social

FATL – Fundação Atlântico de Seguridade Social

For purposes of the pension plans described in this note, the Company can also be referred to as the “Sponsor”.

The sponsored plans are valued by independent actuaries at the end of the annual reporting period. The Bylaws provide for the approval of the pension plan policy, and the joint liability attributed to the defined benefit plans is governed by the agreements entered into with the pension fund entities, with the agreement of the National Pension Plan Authority (PREVIC), as regards the specific plans. PREVIC is the official agency that approves and oversees said plans.

The sponsored defined benefit plans are closed to new entrants because they are close-end pension funds. Participants’ and the sponsors’ contributions are defined in the funding plan.

Underfunded status

The unfunded status are as follows:

	2017	2016
BrTPREV plan	629,120	500,816
PAMEC plan	3,300	3,276
Financial obligations—BrTPREV plan (i)	—	55,954

Total unfunded status	632,420	560,046

Reclassification to liabilities subject to compromise (Note 28).	(560,046)	(560,046)

Total non-current	72,374	—

(i)

Represented by the agreement of financial obligations, entered into by the Company and Fundação Atlântico intended for the payment of the mathematical provision without coverage by the plan’s assets. This obligation represents the additional commitment between the provision recognized pursuant to the actuarial assumptions and the financial obligations agreement calculated based on the laws applicable to close-end pension funds, regulated by PREVIC. This agreement was added to the court reorganization’s list of creditors under Class I (Note 1).

Over funded status

These assets are broken down as follows:

	2017	2016
TCSPREV plan	1,329,931	1,272,889
TelemarPrev plan	317,500	362,251
PBS – Telemar plan	53,041	28,044
Other	—	(21,323)

Total	1,700,472	1,641,861

Current	1,080	6,539
Non-current	1,699,392	1,635,322

Characteristics of the sponsored pension plans

1)	FATL

FATL, closed-end, multiple sponsor, multiple plan pension fund, is a nonprofit, private pension-related entity, with financial and administrative independence, headquartered in Rio de Janeiro, State of Rio de Janeiro, engaged in the management and administration of pension benefit plans for the employees of its sponsors.

Plans

(i)	BrTPREV

Variable contribution pension Benefit Plan, enrolled with the National Register of Benefit Plans (CNPB) under No. 2002.0017-74.

The monthly, mandatory Basic Contribution of the BrTPREV group Participants corresponds to the product obtained, in whole numbers, by applying a percentage to the Contribution Salary (SP), according to the Participant’s age and option, as follows: (i) Age up to 25 years old—Basic Contribution cohort of 3% and 8% of the SP; (ii) Age 26 to 30 years old—Basic Contribution cohort of 4% to 8% of the SP; (iii) Age 31 to 35 years old—Basic Contribution cohort of 5% to 8% of the SP; (iv) Age 36 to 40 years old—Basic Contribution cohort of 6% to 8% of the SP; (v) Age 41 to 45 years old—Basic Contribution cohort of 7% to 8% of the SP; and (vi) Age 46 years old or more—Basic Contribution cohort of 8% of the SP.

The monthly Contribution of the Fundador/Alternativo group (merged) Participants corresponds to the sum of: (i) 3% charged on the Contribution Salary; (ii) 2% charged on the Contribution Salary that exceeds half of the highest Official Pension Scheme Contribution Salary, and (iii) 6.3% charged on the Contribution Salary that that exceeds the highest Official Pension Scheme Contribution Salary.

In accordance with regulatory criteria, the Sponsors’ contributions, related to each BrTPREV group Participant, are automatically cancelled on the month subsequent to the month when the same Participant reaches the age of 60 years old, 10 years of Credited Services, and 10 years of Plan membership.

The BrTPREV group Participant’s Voluntary Contribution corresponds to the product obtained, in whole numbers, by applying a percentage of up 22%, elected by the Participant, to the Participation Salary. The Sporadic Contribution of a BrTPREV group Participant is optional and both its amount and frequency are freely chosen by the Participant, provided it is not lower than one (1) UPBrT (BrT’s pension unit). The Sponsor does not make any counterpart contribution to the Participant’s Voluntary or Sporadic Contribution.

The Plan’s Charter provides for contribution parity by the Participants and the Sponsors. The plan is funded under the capital formation approach.

(ii)	PBS-Telemar

Defined contribution pension Benefit Plan, enrolled with the CNPB under No. 2000.0015-56.

The contributions from Active Participants of the PBS-Telemar Benefit Plan correspond to the sum of: (i) 0.5% to 1.5% of the Contribution Salary (according to the participant’s age on enrollment date); (ii) 1% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 11% of the Contribution Salary that exceeds one Standard Unit. The Sponsors’ contributions are equivalent to 8% of the payroll of active participants of the plan. The plan is funded under the capital formation approach.

(iii)	TelemarPrev

Variable contribution pension Benefit Plan, enrolled with the CNPB under No. 2000.0065-74.

A participant’s regular contribution is comprised of two portions: (i) basic—equivalent to 2% of the contribution salary; and (ii) standard—equivalent to 3% of the positive difference between the total contribution salary and the social security contribution. The additional extraordinary contributions from participants are optional and can be made in multiples of 0.5% of the Contribution Salary, for a period of not less than six (6) months. Nonrecurring extraordinary contributions from a participant are also optional and cannot be lower than 5% of the Contribution Salary ceiling.

The Plan’s Charter requires the parity between participants’ and sponsors’ contributions, up to the limit of 8% of the Contribution Salary, even though a sponsor is not required to match Extraordinary Contributions made by participants. The plan is funded under the capital formation approach.

(iv)	TCSPREV

Variable contribution pension Benefit Plan, enrolled with the CNPB under No. 2000.0028-38.

The monthly, mandatory Basic Contribution of the TCSPREV group Participants corresponds to the product obtained, in whole numbers, by applying a percentage, chosen by the Participant, to the Contribution Salary (SP) as follows: (i) Age up to 25 years old—basic contribution cohort of 3% and 8% of the SP; (ii) Age 26 to 30 years old—basic contribution cohort of 4% to 8% of the SP; (iii) Age 31 to 35 years old—basic contribution cohort of 5% to 8% of the SP; (iv) Age 36 to 40 years old—basic contribution cohort of 6% to 8% of the SP; (v) Age 41 to 45 years old—basic contribution cohort of 7% to 8% of the SP; and (vi) Age 46 years old or more—basic contribution cohort of 8% of the SP.

In accordance with regulatory criteria, the Sponsors’ contributions, related to each TCSPREV group Participant, are automatically cancelled on the month subsequent to the month when the same Participant reaches the age of 60 years old, 10 years of Credited Services, and 10 years of Plan membership.

For participants migrating from other plans, the Sponsors’ contributions are cancelled on the month subsequent to the month when a Participant reaches the age of 57 years old, 10 years of uninterrupted membership of PBS-TCS and the TCSPREV Plan, 10 years of Credited Services at the sponsor, and 35 years of registration with the official Social Security scheme.

The TCSPREV group Participant’s Voluntary Contribution corresponds to the product obtained, in whole numbers, by applying a percentage of up 22%, elected by the Participant, to the Participation Salary. The Sporadic Contribution of a Participant is optional and both its amount and frequency are freely chosen by the Participant, provided it is not lower than one (1) UPTCS (TCSPREV’s pension unit). The Sponsor does not make any counterpart contribution to the Participant’s Voluntary or Sporadic contribution.

The Plan’s Charter provides for contribution parity by the Participants and the Sponsors. The plan is funded under the capital formation approach.

(v)	PBS-TNC

Defined contribution pension Benefit Plan, enrolled with the CNPB under No. 2000.0013-19.

The contributions from Active Participants of the PBS-TNC Benefit Plan correspond to the sum of: (i) 0.28% to 0.85% of the Contribution Salary (according to the participant’s age on enrollment date); (ii) 0.57% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 6.25% of the Contribution Salary that exceeds one Standard Unit. The Sponsors’ contributions are equivalent to a percentage of the payroll of the employees who are Active Plan Participants, as set on an annual basis in the Costing Plan.

The contribution of the Current Beneficiaries (only those who receive a retirement allowance) is equivalent to a percentage to be set on an annual basis in the Costing Plan, applied on the overall benefit, limited to the amount of the allowance.

The plan is funded under the capital formation approach.

(vi)	CELPREV

Defined Contribution Pension Benefit Plan, enrolled with the CNPB under No. 2004.0009-29.

The Participant’s Basic Regular Contribution corresponds to the product obtained by applying a percentage, 0%, 0.5%, 1%, 1.5% or 2%, depending on each participant’s option, to his or her Contribution Salary (SP). The Sponsors contribute with an amount equivalent to such contribution, less the monthly, mandatory contribution of each Sponsor required to fund risk costs (Sick Pay Benefit).

The Additional Regular Contribution corresponds The Participant’s Basic Regular Contribution corresponds to the product obtained by applying a percentage ranging from 0% to 6%, in multiples of 0.5%, as elected by each participant, on the Contribution Salary exceeding 10 Plan Benchmark Units (URPs). The Sponsors contribute with an equivalent amount.

The Participant’s Voluntary Contribution corresponds to a whole number percentage, freely elected by each participant, applied on the Contribution Salary. The Sponsor does not make any counterpart contribution to this contribution.

The Sponsor’s Nonrecurring Contribution is voluntarily and corresponds to applying a percentage ranging from 50% to 150% of the aggregate Basic Regular and Additional Regular Contributions of the Sponsor, pursuant to consistent, non-discriminatory criteria, made with the frequency set by the Sponsor.

The Sponsor’s Special Contribution is specific for new Plan members who have joined the plan within 90 days starting March 18, 2004.

The Sponsor’s monthly, mandatory Risk Contribution, required to fund the Sick Pay Benefit, corresponds to percentage of Non-migrating Participants’ Contribution Salary payroll. The plan is funded under the capital formation approach.

2)	SISTEL

SISTEL is a nonprofit, private welfare and pension entity, established in November 1977, which is engaged in creating and operating private plans to grant benefits in the form of lump sums or annuities, supplementary or similar to the government retirement pensions, to the employees and their families who are linked to SISTEL’s sponsors.

Plans

(i)	PBS-A

Multiemployer pension plan jointly sponsored with other sponsors associated to the provision of telecommunications services and offered to participants who held the status of beneficiaries on January 1, 2000.

Contributions to the PBS-A are contingent on the determination of an accumulated deficit and the Company is jointly and severally liable, along with other fixed-line telecommunications companies, for 100% of any insufficiency in payments owed to members of the PBS-A plan. As of December 31, 2017, the PBS-A plan had a surplus of R$2,387,963. No contributions were required in 2017, 2016 and 2015.

(ii)	PAMA

PAMA is a multiemployer healthcare plan for retired employees aimed at providing medical care to beneficiaries, with copayments by and contributions from the latter. The PAMA plan has been closed to new members since February 2000, other than new beneficiaries of current members and employees that are covered by the PBS-A plan who have not yet elected to join the PAMA plan. In December 2003, the Company began sponsoring the PCE –Special Coverage Plan, or the PCE plan, a health-care plan managed by Sistel. The PCE plan is open to employees that are covered by the PAMA plan. From February to July 2004, December 2005 to April 2006, June to September 2008, July 2009 to February 2010, March to November 2010, February 2011 to March 2012 and March 2012 until today, the Company offered incentives to its employees to migrate from the PAMA plan to the PCE plan.

In October 2015, in compliance with a court order, Sistel transferred the surpluses of the PBS-A benefits plan, amounting to R$3,042 million, to ensure the solvency of the plan PAMA. Of the total amount transferred, R$2,127 million is related to the plans sponsored by the Company, apportioned proportionally to the obligations of the defined benefit plan.

As of December 31, 2017, the PAMA plan had a surplus of R$395,359. No significant contribution in 2017, 2016 and 2015.

3)	PAMEC-BrT—Assistance plan managed by the Company

Defined benefit plan intended to provide medical care to the retirees and survivor pensioners linked to the TCSPREV pension plan managed by FATL.

The contributions for PAMEC-BrT were fully paid in July 1998, through a bullet payment. However, as this plan is now administrated by the Company, after the transfer of management by Fundação 14 in November 2007, there are no assets recognized to cover current expenses, and the actuarial obligation is fully recognized in the Company’s liabilities.

Funded Status

Changes in the actuarial obligations, fair value of assets and amounts recognized in the balance sheet

	2017					2016
	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC
Projected benefit obligation at the beginning of the year	572,477	2,306,858	3,491,343	286,159	3,276	497,129	2,000,754	2,792,547	244,178	2,585
Service cost	457	102	1,545	33	—	551	138	2,042	24
Interest cost	64,927	260,650	397,842	32,488	378	62,214	249,319	350,701	30,475	330
Benefits paid	(54,979)	(205,879)	(263,493)	(23,158)	(122)	(53,329)	(196,368)	(245,496)	(21,746)	(157)
Participan’s contributions	—	—	—	41	—				42
Changes in actuarial assumptions	42,384	162,980	197,816	12,096	(232)	65.912	253.015	591.550	33.216	517

Projected benefit obligation at the end of the year	625,266	2,524,711	3,825,053	307,659	3,300	572,477	2,306,858	3,491,343	286,159	3,276

	2017					2016
	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC
Fair value of plan assets at the beginning of the year	1,845,367	1,806,042	3,853,595	314,203		1,558,858	1,601,000	3,275,485	277,624
Actual return on plan assets	163,580	295,413	552,451	69,540		340,110	354,410	823,606	58,211
Company’s contributions	—	15		73	122		47,000		72	157
Participan’s contributions	—	—		41					42
Benefits paid	(54,979)	(205,879)	(263,493)	(23,158)	(122)	(53,329)	(196,368)	(245,496)	(21,746)	(157)

Fair value of plan assets at the end of the year	1,953,967	1,895,591	4,142,553	360,700		1,845,367	1,806,042	3,853,595	314,203

	2017					2016
	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC
Funded (unfunded) status of plan	(1,328,701)	629,120	(317,500)	(53,041)	3,300	(1,272,889)	500,816	(362,251)	(28,044)	3,276

Net periodic defined benefit pension cost for the years ended December 31, 2017, 2016 and 2015 includes the following:

	2017
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar
Net service cost	457	102	1.545	0,.033
Interest cost	64,927	260,650	397.842	32.488
Expected return on plan assets	(220,246)	(210,579)	(440.696)	(35.817)
Amortization of net actuarial losses (gains)			16.482
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation

Net periodic pension cost (benefit)	(160,498)	51,724	(24,828)	(3.297)

	2016
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	551	138	2,042	24
Interest cost	62,214	249,319	350,701	30,475	330
Expected return on plan assets	(193,747)	(206,407)	(413,965)	(34,872)
Amortization of net actuarial losses (gains)			4,380
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation			(1,051)

Net periodic pension cost (benefit)	(136,618)	44,603	(57,894)	(4,373)	330

	2015
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	586	142	2,785	80
Interest cost	57,066	228,738	328,289	28,089	345
Expected return on plan assets	(162,701)	(180,363)	(356,313)	(29,293)
Amortization of net actuarial losses (gains)			47,438
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation			(4,203)

Net periodic pension cost (benefit)	(110,684)	50,069	17,996	(1,124)	345

The net periodic pension cost expected to be recognized in 2018 are as follows:

	2018
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	192	81	1,870	40
Interest cost	59,093	237,931	362,886	29,114	317
Expected return on plan assets	(195,301)	(189,525)	(420,557)	(36,744)
Amortization of net actuarial losses (gains)		9,038	32,823
Amortization of prior year service costs (gains)	(5,636)	1,552

Net periodic pension cost (benefit)	(141,652)	59,077	(22,978)	(7,590)	317

The following actuarial assumptions were used to determine the actuarial present value of the Company’s projected benefit obligation:

	2017
	TCSPREV	BrTPREV and PAMEC	TelemarPrev and PBS-Telemar
Discount rate for determining projected benefit obligations	9.83%	9.83%	9.83%
Expected long-term rate of return on plan assets	9.83%	9.83%	9.83%
Annual salary increases	By Sponsor	By Sponsor	By Sponsor
Rate of compensation increase	4.30%	4.30%	4.30%
Inflation rate assumption used in the above	4.30%	4.30%	4.30%

	2016
	TCSPREV	BrTPREV and PAMEC	TelemarPrev and PBS-Telemar
Discount rate for determining projected benefit obligations	11.83%	11.83%	11.83%
Expected long-term rate of return on plan assets	11.83%	11.83%	11.83%
Annual salary increases	6.45%	1.5%	5.50%
Rate of compensation increase	5.50%	5.50%	5.50%
Inflation rate assumption used in the above	5.50%	5.50%	5.50%

Investment policy of the plans

The investment policies and strategies for the two single-employer benefit pension plans PBS-Telemar and TelemarPrev are subject to Resolution N° 3,121 of the National Monetary Council, which establishes investment guidelines.

TelemarPrev is a defined contribution plan with individual capitalization. Management allocates the investments in order to conciliate the expectations of the sponsors, active and assisted participants. The assets on December 31, 2017 consists mainly of the following portfolio: 91% in debt securities, 5% in equity of Brazilian companies and 4% in real estate and other assets.

PBS-Telemar plan is closed for new participants and the vast majority of the current participants are receiving their benefits. The mathematical reserves are readjusted annually considering an interest rate of 6% per annum over the variation of the National Consumer Price Index (“INPC”). Therefore, management’s strategy is to guarantee resources that exceed this readjustment. Management also prepares a long-term cash-flow to match assets and liabilities. Therefore, debt securities investments are preferred when choosing the allocation of its assets, representing 89% of the portfolio in December 31, 2017.

The investment policies and strategies for BrTPREV, TCSPREV and PAMEC, which is approved annually by the pension fund’s board states that the investment decisions should consider: (i) capital preservation; (ii) diversification; (iii) risk tolerance; (iv) expected returns versus benefit plan’s interest rates; (v) compatibility between investments liquidity and pensions’ cash flows and (vi) reasonable costs. It also defines volume ranges for the different types of investment allowed for pension funds, which are: domestic fixed income, domestic equity, loans to pension fund’s members and real estate. In the fixed income portfolio, only low credit risk securities are allowed.

Derivative instruments are only permitted for hedging purposes. Loans are restricted to certain credit limits. Tactical allocation is decided by the investment committee, consisted of the pension fund’s officers, investment manager and one member designated by the Board. Execution is performed by the Finance Department.

The average ceilings set for the different types of investment permitted for pension funds are as follows:

ASSET SEGMENT	TCSPREV	BrTPREV	PBS- Telemar	TelemarPrev
Fixed income	100.00%	100.00%	100.00%	100.00%
Variable income	17.00%	17.00%	17.00%	17.00%
Structured investments	20.00%	20.00%	20.00%	20.00%
Investments abroad	5.00%	5.00%	2.00%	5.00%
Real estate	8.00%	8.00%	8.00%	8.00%
Loans to participants	15.00%	15.00%	15.00%	15.00%

The allocation of plan assets at December 31, 2017 is as follows:

ASSET SEGMENT	TCSPREV	BrTPREV	PBS- Telemar	TelemarPrev
Fixed income	85.86%	94.57%	91.26%	92.28%
Variable income	3.46%	0.81%	1.04%	1.99%
Equity securities	9.68%	3.21%	6.48%	4.33%
Real estate	0.74%	0.80%	0.85%	0.75%
Loans to participants	0.26%	0.61%	0.37%	0.65%
Total	100.00%	100.00%	100.00%	100.00%

Expected contribution and benefits

The estimated benefit payments, which reflect future services, as appropriate, are expected to be paid as follows (unaudited):

	TCSPREV	BrTPREV	PBS- Telemar	TelemarPrev
2018	48,225	208,535	22,972	266,863
2019	47,856	206,160	23,849	274,123
2020	49,704	212,574	24,712	285,297
2021	51,621	218,956	25,568	296,944
2022	53,373	225,217	26,426	308,884
2023 until 2027	293,164	1,212,616	144,602	1,730,074

(b)	Employee profit sharing

In the year ended December 31, 2017, 2016 and 2015 the Company and its subsidiaries recognized provisions for employee profit sharing based on individual and corporate goal attainment estimates totaling R$309,744, R$74,211 and R$210,054, respectively.

(c)	Share-based compensation

The Long-term Incentive Program (2015-2017), approved by the Company’s Board of Directors on March 13, 2015, seeks a greater alignment with the Company’s management cycle and business priorities. The Program consists of the payment of gross cash reward, in accordance with the Laws and Regulations, as a result of the compliance with the goals set for 2015-2017. The gross cash reward is benchmarked to the quotation of Company shares. The Company also disclose that the beneficiaries are not entitled to receiving Company shares since the Program does not provide for the transfer of shares to its beneficiaries.